Material Related Party Transactions - Details of Balances with Related Parties (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Receivables	¥ 85	¥ 73
Accrued expenses	2,506	2,590
Prepayments of acquisition of long-term assets	1,222	513
Payables	357	170
CSAH and its affiliates [member]
Disclosure of transactions between related parties [line items]
Receivables	10	18
Accrued expenses	47	55
Prepayments of acquisition of long-term assets	639	160
Payables	225	116
Obligations under finance leases	26,789	23,734
Associates [member]
Disclosure of transactions between related parties [line items]
Receivables	57	35
Accrued expenses	73	169
Prepayments of acquisition of long-term assets	495	353
Payables	13	1
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Receivables	18	20
Accrued expenses	1,927	2,092
Prepayments of acquisition of long-term assets	88	0
Payables	119	53
Other related companies [member]
Disclosure of transactions between related parties [line items]
Accrued expenses	¥ 459	¥ 274